Schedule of Investments (unaudited)	iShares® Morningstar Multi-Asset Income ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 20.4%
iShares Core High Dividend ETF(a)	83,206	$8,625,134
iShares Preferred and Income Securities ETF(a)	823,040	27,942,208
		36,567,342
Domestic Fixed Income — 17.3%
iShares 10-20 Year Treasury Bond ETF(a)	137,862	17,086,616
iShares 20+ Year Treasury Bond ETF(a)(b)	116,612	13,929,304
		31,015,920
Domestic Real Estate — 5.0%
iShares Mortgage Real Estate ETF(a)	304,895	9,021,843

International Equity — 14.2%
iShares Emerging Markets Dividend ETF(a)	495,196	15,088,622
iShares International Select Dividend ETF(a)	341,394	10,299,857
		25,388,479
International Fixed Income — 9.7%
iShares J.P. Morgan EM Local Currency Bond ETF(a)	493,624	17,360,756

Mortgage-Backed Securities — 12.5%
iShares MBS ETF(a)	228,147	22,381,221

Non-Investment Grade Bonds — 20.9%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	476,817	37,444,439

Total Investment Companies — 100.0%
(Cost: $205,886,942)		179,180,000
Security	Shares	Value

Short-Term Investments

Money Market Funds — 25.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(a)(c)(d)	45,687,152	$45,687,152
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(c)	90,000	90,000
		45,777,152

Total Short-Term Investments — 25.5%
(Cost: $45,762,980)		45,777,152

Total Investments in Securities — 125.5%
(Cost: $251,649,922)		224,957,152

Other Assets, Less Liabilities — (25.5)%		(45,672,837)

Net Assets — 100.0%		$179,284,315

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,891,231	$31,808,053	(a)	$—		$(7,699)	$(4,433)	$45,687,152	45,687,152	$347,530	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	—		(50,000	)(a)	—	—	90,000	90,000	44		—
iShares 10-20 Year Treasury Bond ETF	25,390,759	11,936,247		(15,406,008)		(2,063,672)	(2,770,710)	17,086,616	137,862	371,220		—
iShares 20+ Year Treasury Bond ETF	38,754,388	499,169		(21,377,119)		(1,994,034)	(1,953,100)	13,929,304	116,612	278,526		—
iShares 7-10 Year Treasury Bond ETF(c)	11,183,745	—		(11,131,622)		225,532	(277,655)	—	—	7,232		—
iShares Core High Dividend ETF	22,389,381	246,748		(14,587,304)		845,050	(268,741)	8,625,134	83,206	265,177		—
iShares Emerging Markets Dividend ETF	22,843,120	1,895,226		(5,536,564)		276,527	(4,389,687)	15,088,622	495,196	873,742		—
iShares iBoxx $ High Yield Corporate Bond ETF	13,749,068	36,672,349		(9,593,198)		(270,467)	(3,113,313)	37,444,439	476,817	705,719		—
iShares International Developed Real Estate ETF(c)	—	1,741,992		(1,616,236)		(125,756)	—	—	—	16,639		—
iShares International Select Dividend ETF	1,122,377	13,384,729		(3,593,604)		268,268	(881,913)	10,299,857	341,394	481,139		—
iShares J.P. Morgan EM Local Cur-rency Bond ETF	11,784,335	13,915,994		(3,839,668)		(347,215)	(4,152,690)	17,360,756	493,624	849,322		—
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	11,396,778	8,967,878		(19,765,817)		(597,167)	(1,672)	—	—	125,615		—
iShares MBS ETF	35,775,205	1,373,478		(11,925,822)		(393,860)	(2,447,780)	22,381,221	228,147	172,774		—

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Multi-Asset Income ETF
April 30, 2022

Affiliates (continued)

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income	Capital Gain Distributions from Underlying Funds
iShares Mortgage Real Estate ETF	$8,267,709	$9,602,477	$(7,926,848)	$(1,385,226)	$463,731	$9,021,843	304,895	$117,011	$—
iShares Preferred and Income Securities ETF	36,571,471	2,117,478	(6,042,390)	(3,231)	(4,701,120)	27,942,208	823,040	1,076,999	—
iShares U.S. Real Estate ETF(c)	3,856,007	7,981,571	(11,373,431)	(230,991)	(233,156)	—	—	115,443	—
				$(5,803,941)	$(24,732,239)	$224,957,152		$5,804,132	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$179,180,000	$—	$—	$179,180,000
Money Market Funds	45,777,152	—	—	45,777,152
	$224,957,152	$—	$—	$224,957,152

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